Revenue Recognition (Tables)	6 Months Ended
Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
Schedule of revenue from contracts with customers
	For the Six Months Ended June 30,
	2022	2021

Insurance brokerage commissions	$340,218	$295,343
Securities brokerage commissions	2,130,975	1,178,062
Market making commissions and fees	677,338	1,069,656
Sale of NFTs	438,041	-
Cryptocurrency mining	-	201,152
Total revenue from contracts with customers	$3,586,572	$2,744,213

Hong Kong	$2,471,193	$1,674,557
Cayman Islands	1,115,379	1,069,656
	$3,586,572	$2,744,213

Schedule of trading gains (losses) breakdown
	For the Six Months Ended June 30,
	2022	2021

CFD trading losses	$(7,589,240)	$(2,149,068)
TRS trading gains/(losses)	(3,014,475)	3,194,836
Other trading gains	428,682	(676,284)
Total	$(10,175,033)	$369,484

Schedule of operations and comprehensive income (loss)
	Trading Revenue
Type of Instrument	2022	2021
Foreign Currency	$(354)	$(2,055)
Stock Indices	(7,269,754)	(1,110,994)
Commodities	(319,132)	(1,036,019)
Equity	(2,585,793)	2,518,552
	$(10,175,033)	$369,484

Schedule of condensed consolidated statements of operations and comprehensive income (loss)
	Trading Revenue
Line Item in Condensed Consolidated Statements of Operations and Comprehensive Income (Loss)	2022	2021
Trading gains (losses)	$(10,175,033)	$369,484